INVESTMENT IN ASSOCIATE - Carrying amount (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017 [1]
Disclosure of associates [abstract]
Balance as at January 1, 2018	[1]	$ 0.0
Acquisition of interest in Leagold (Note 6)		140.5
Share of earnings of associate (Note 23)		5.5	$ 0.0
Balance as at December 31, 2018		$ 146.0	$ 0.0

[1]	The Company has initially applied IFRS 15 and IFRS 9 at January 1, 2018. Under the transition methods chosen, comparative information is not restated except for certain hedging requirements. Refer to Note 5: Recent Accounting Pronouncements.